Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of profit (loss) to net cash flows from operating activities:
Profit (loss) for the year	$ 1,030,530	$ (364,634)	$ (165,334)
Adjustments:
Depreciation and amortization	62,895	35,581	17,339
Credit loss allowance expenses	2,487,648	1,440,922	503,679
Deferred income taxes	(675,682)	(417,612)	(224,654)
Customer Program			11,180
Provision for lawsuits and administrative proceedings	17,098	(1,174)	2,818
Unrealized losses on other investments	20	848	(39,280)
Unrealized losses on financial instruments	15,885	17,794	19,338
Interest accrued	103,572	32,479	11,077
Contingent share award (CSA) - termination		355,573
Share-based compensation	212,551	253,203	157,324
Others	23,056	8,203
Total	3,277,573	1,361,183	293,487
Changes in operating assets and liabilities:
Securities	699,076	(1,102,864)	(4,666,792)
Compulsory deposits and others at central banks	(4,540,463)	(1,880,347)	(924,889)
Credit card receivables	(7,878,307)	(5,213,669)	(2,568,423)
Loans to customers	(3,577,534)	(1,889,278)	(1,522,217)
Other receivables	(1,136,488)	(481,824)
Other assets	(60,982)	(772,415)	(64,072)
Deposits	7,664,820	6,278,088	4,001,856
Payables to network	2,818,592	2,221,037	1,602,485
Deferred income	25,935	11,277	4,848
Other liabilities	1,279,987	979,277	417,225
Interest paid	(82,904)	(30,935)	(9,062)
Income tax paid	(612,447)	(297,090)	(52,314)
Interest received	3,389,331	1,573,133	563,550
Cash flows (used in) generated from operating activities	1,266,189	755,573	(2,924,318)
Cash flows from investing activities
Acquisition of property, plant and equipment	(20,243)	(20,001)	(6,025)
Acquisition of intangible assets	(156,760)	(94,305)	(22,473)
Acquisition of subsidiary, net of cash acquired		(10,346)	(114,486)
Acquisition of securities - equity instruments		(2,500)	(11,211)
Cash flow (used in) generated from investing activities	(177,003)	(127,152)	(154,195)
Cash flows from financing activities
Issuance of preferred shares			800,000
Issuance of shares for over-allotment in IPO		247,998	2,590,846
Transactions costs for over-allotment in IPO		(3,985)	(47,545)
Payments of securitized borrowings		(10,633)	(66,403)
Proceeds from borrowings and financing	469,501	581,142	116,349
Payments of borrowings and financing	(46,501)	(159,983)	(60,523)
Lease payments	(6,933)	(5,005)	(4,387)
Exercise of stock options	9,148	4,505	12,252
Shares repurchased			(4,607)
Cash flows (used in) generated from financing activities	425,215	654,039	3,335,982
Change in cash and cash equivalents	1,514,401	1,282,460	257,469
Cash and cash equivalents
Cash and cash equivalents - beginning of the year	4,172,316	2,705,675	2,343,780
Foreign exchange rate changes on cash and cash equivalents	236,723	184,181	104,426
Cash and cash equivalents - end of the year	5,923,440	4,172,316	2,705,675
Increase (decrease) in cash and cash equivalents	1,514,401	1,282,460	257,469
Non-cash transactions
Olivia's acquisition - share consideration		36,671
Shares issued to service providers	21,533
Contingent share award (CSA) - termination		355,573
Easynvest acquisition - share consideration			271,229
Conversion of senior preferred shares into equity			400,915
Spin Pay acquisition - share consideration			$ 6,346